OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income	For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Net (losses)/gains on financial instruments designated at fair value through profit or loss(1)	(38)	(57)	62
Net (losses) on financial instruments mandatorily at fair value through profit or loss(2)	(12)	(11)	(75)
Hedge ineffectiveness	22	19	29
Income from operating lease assets	113	117	129
Other	8	67	56
	93	135	201
(1)Net (losses) /gains on financial instruments designated at fair value through profit or loss includes losses of £16m on deposits (2023: £24m losses, 2022 £35m gains), losses of £22m on debt securities 2023:
£32m losses, 2022: £31m gains).
(2)Net losses on financial instruments mandatorily at fair value through profit or loss include gains of £7m on debt securities (2023: £5m gains, 2022: £13m gains).

			Group
	2024	2023	2022
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	495	1,288	(2,163)
These are principally offset by related releases from the cash flow hedge reserve	(500)	(1,248)	2,129